Condensed Consolidated Statements of Cash Flows (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 1,742,964	$ (52,097,300)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	11,817,529	13,420,256
Stock compensation expense	2,115,341	522,183
Amortization of deferred rents	(950,694)	(1,027,863)
Amortization of deferred lease incentives	192,235	45,903
Amortization of deferred financing costs and premium/discount	207,086	796,810
Amortization of above-market lease intangibles	97,367	134,412
Amortization of below-market lease intangibles	(1,099,723)	(1,157,951)
Impairment of real estate investment properties	(400,999)	9,506,525
Impairment of goodwill and intangible assets	0	34,572,403
Gain on forgiveness of economic relief note payable	(517,000)	0
Gain on sale of real estate investments	(4,532,413)	(1,693,642)
Unrealized (gain) loss on interest rate swap valuation	(684,057)	1,019,840
Income from investment in unconsolidated entity	(222,705)	(239,028)
Distributions from investment in unconsolidated entity	247,929	542,140
Change in operating assets and liabilities:
Decrease (increase) in tenant receivables	613,626	(563,259)
Increase in note receivable	(1,283,162)	0
Increase in prepaid and other assets	(667,634)	(513,161)
(Decrease) increase in accounts payable, accrued and other liabilities	(363,007)	1,173,784
Decrease in due to affiliate	0	(628,488)
Net cash provided by operating activities	6,312,683	3,813,564
Cash Flows from Investing Activities:
Acquisition of real estate investment	(3,644,221)	0
Additions to existing real estate investments	(531,382)	(600,291)
Additions to intangible assets	(195,750)	(566,102)
Collection of receivable from sale of real estate property	1,824,383	0
Net proceeds from sale of real estate investments	22,840,026	15,364,073
Lease incentives	0	(990,000)
Net cash provided by (used in) investing activities	20,293,056	13,207,680
Cash Flows from Financing Activities:
Borrowings from credit facilities	6,000,000	4,260,000
Repayments of credit facilities	(12,000,000)	(6,000,000)
Proceeds from mortgage notes payable	25,436,000	35,705,500
Principal payments on mortgage notes payable	(29,434,396)	(36,421,500)
Proceeds from economic relief notes payable	0	527,000
Principal payments on short-term notes payable	0	(4,800,000)
Refundable loan deposits	18,804	0
Payments of deferred financing costs to third parties	(381,076)	(389,662)
Proceeds from issuance of preferred stock, net	47,570,374	0
Proceeds from issuance of common stock	2,911,744	10,378,762
Payments of offering costs	(946,914)	(981,748)
Repurchases of common stock	(16,881,466)	(13,154,123)
Distributions paid to common stockholders	(2,565,452)	(4,071,697)
Net cash provided by (used in) financing activities	19,727,618	(14,947,468)
Net increase (decrease) in cash, cash equivalents and restricted cash	46,333,357	2,073,776
Cash, cash equivalents and restricted cash, beginning of period	8,377,530	6,936,930
Cash, cash equivalents and restricted cash, end of period	54,710,887	9,010,706
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest for the nine months ended September 30, 2021 and 2020 (as revised)	6,116,202	6,930,329
Supplemental Schedule of Noncash Investing and Financing Activities:
Reclassification from redeemable common stock	8,247,216	4,393,863
Reinvested distributions from common stockholders	3,399,731	5,815,165
Decrease in share repurchases payable	(1,631,648)	(1,393,275)
Deferred rents	683,605	0
Deferred lease incentive	(2,128,538)	0
Accrued distributions	123,521	291,654
Real estate investments held for sale, net	24,585,739	23,033,118
Other assets related to real estate investments held for sale	1,079,361	864,008
(Increase) decrease in above-market lease intangibles, net	(50,549)	198,517
Mortgage notes payable related to real estate investments held for sale, net	(9,088,438)	(14,671,370)
Other liabilities related to real estate investments held for sale	(801,337)	(3,934,795)
Increase in below-market lease intangibles, net	325,734	73,505
Increase in interest swap derivatives	$ 14,166	$ 0